Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 306,369	$ 615,256	$ 1,546,723	$ 1,733,303
COST OF GOODS SOLD	200,612	282,630	793,293	1,154,766
GROSS MARGIN	105,757	332,626	753,430	578,537
OPERATING EXPENSES
General and administrative	237,323	265,857	980,228	1,498,461
Bad debt expense			26	878
Research and development expense	28,894	27,465	143,304	133,302
Depreciation and amortization expense	1,457	20,393	70,484	93,711
Total Operating Expenses	267,674	313,715	1,194,042	1,726,352
LOSS FROM OPERATIONS	(161,917)	18,911	(440,612)	(1,147,815)
OTHER INCOME (EXPENSE)
Interest expense	(408)		(145)	(6,829)
Interest income			2	2
Total Other Income (Expense)	(408)		(143)	(6,827)
NET INCOME (LOSS) BEFORE INCOME TAXES	(162,325)	18,911	(440,755)	(1,154,642)
INCOME TAX EXPENSE	800	800	800	800
Net Income (loss)	$ (163,125)	$ 18,111	$ (441,555)	$ (1,155,442)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	$ (0.01)	$ 0.00	$ (0.03)	$ (0.07)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	17,196,734	15,659,829	16,503,731	15,592,640